Summary of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) SEGMENT INVESTMENT shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) SEGMENT INVESTMENT shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 06, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 09, 2018 USD ($)
Organization and offering expenses [Line Items]
Total assets	$ 447,599,188		$ 440,873,609	$ 313,485,992
Liabilities	253,181,876		247,689,660	168,068,054
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 194,417,312	$ 179,825,618	$ 193,183,949	145,417,938	$ 190,679,352	$ 172,376,209		$ (117,657)	$ 200,000
Percentage of taxable income not subject to federal corporate income tax to the extent it distributes if qualifies for taxation as a REIT	90.00%		90.00%
Organization and offering expenses incurred by Adviser and its affiliates on company's behalf	$ 6,300,000		$ 5,700,000	$ 5,200,000
Dilutive securities (in shares) | shares	0	0	0	0
Number of reportable segments | SEGMENT	3		3
Organization Expenses							$ 900,000
Offering Expenses							$ 4,300,000
CMBS
Organization and offering expenses [Line Items]
Investments			$ 24,700,000
CMBS | Fair Value, Inputs, Level 3
Organization and offering expenses [Line Items]
Investments, Fair Value Disclosure	$ 20,600,000		$ 24,700,000
Interest Rate Swap
Organization and offering expenses [Line Items]
Derivative, Number of Instruments Held | INVESTMENT	1		1
Interest Rate Cap
Organization and offering expenses [Line Items]
Derivative, Number of Instruments Held | INVESTMENT	1		1
Variable Interest Entity, Primary Beneficiary [Member]
Organization and offering expenses [Line Items]
Total assets	$ 329,799,745		$ 336,338,378	$ 234,400,540
Liabilities	$ 234,079,232		$ 234,018,630	161,336,878
Building [Member] | Minimum [Member]
Organization and offering expenses [Line Items]
Useful life	30 years		30 years
Building [Member] | Maximum [Member]
Organization and offering expenses [Line Items]
Useful life	40 years		40 years
Building and Building Improvements [Member] | Minimum [Member]
Organization and offering expenses [Line Items]
Useful life	5 years		5 years
Building and Building Improvements [Member] | Maximum [Member]
Organization and offering expenses [Line Items]
Useful life	10 years		10 years
Furniture, Fixtures, and Equipment [Member] | Minimum [Member]
Organization and offering expenses [Line Items]
Useful life	1 year		1 year
Furniture, Fixtures, and Equipment [Member] | Maximum [Member]
Organization and offering expenses [Line Items]
Useful life	7 years		7 years
Noncontrolling Interest [Member]
Organization and offering expenses [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 7,219,569	$ 5,862,169	$ 7,717,849	$ 5,348,012	$ 7,437,441	$ 6,299,046		$ 0	$ 0